Employee Benefit Plans (Restricted Shares Activity And Related Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation [Abstract]
Restricted Awards, beginning balance	116,711	108,209	96,060
Restricted Awards, Granted	35,083	23,336	14,050
Restricted Awards, Forfeited/Vested	(9,325)	(14,834)	(1,901)
Restricted Awards, ending balance	142,469	116,711	108,209
Average Market Price at Grant, Granted	$ 38.07	$ 34.94	$ 35.08